Liquidity and Earnings (Loss) Per Share (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 14, 2015	Aug. 12, 2015	Mar. 30, 2015	Dec. 04, 2014	Jul. 30, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Cash Provided by (Used in) Operating Activities		$ 4,600,000	$ 2,200,000	$ (4,034,000)	$ (4,188,000)
Proceeds from Issuance of Common Stock		33,000	$ 2,000,000	2,000,000	0
Long-term Line of Credit, Noncurrent	$ 4,500,000	$ 4,500,000		4,716,000	$ 0
Wells Fargo [Member] | Revolving Credit Facility [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 6,000,000	$ 5,000,000
Long-term Line of Credit				$ 4,716,000
Wells Fargo [Member] | December 4 2014 Agreement [Member] | Revolving Credit Facility [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 7,000,000		$ 6,000,000
Scenario, Forecast [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Additional Proceeds From The Exercise Of Stock Options As A Percentage Of Public Offering	15.00%
Proceeds from Issuance of Common Stock	$ 15,000,000
Scenario, Forecast [Member] | Employee Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Proceeds from Issuance of Common Stock	$ 13,000,000
Subsequent Event [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity								$ 4,000,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity						$ 1,961,000
Subsequent Event [Member] | Wells Fargo [Member] | Revolving Credit Facility [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							12,000,000
Long-term Line of Credit							11,000,000
Subsequent Event [Member] | Wells Fargo [Member] | December 4 2014 Agreement [Member] | Revolving Credit Facility [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							6,000,000
Long-term Line of Credit, Noncurrent							$ 4,500,000